Deferred expenses	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Deferred expenses
22 Deferred expenses

Deferred transaction costs for investment management services	2025	2024

On January 1	490	447

Costs deferred during the year	43	35

Amortization through income statement	(23)	(22)

Net exchange differences	(57)	30

On December 31	452	490

Current	22	22

Non-current	430	468